Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2017
Short-term borrowings and long-term debt

12. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2016 and 2017 consist of the following:

	Yen in millions
	March 31,
	2016	2017
Loans, principally from banks, with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.05% and of 1.86% per annum, respectively	1,068,417	1,125,324
Commercial paper with a weighted-average interest at March 31, 2016 and March 31, 2017 of 0.71% and of 1.08% per annum, respectively	3,629,717	3,828,358

	4,698,134	4,953,682

As of March 31, 2017, Toyota has unused short-term lines of credit amounting to ¥1,861,434 million of which ¥532,284 million related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2016 and 2017 comprises the following:

	Yen in millions
	March 31,
	2016	2017
Unsecured loans, representing obligations principally to banks, due 2016 to 2035 in 2016 and due 2017 to 2036 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.24% and of 2.44% per annum, respectively	3,403,347	3,318,865
Secured loans, representing obligations principally to finance receivables securitization due 2016 to 2030 in 2016 and due 2017 to 2030 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 1.11% and of 1.43% per annum, respectively	1,909,830	2,080,362
Medium-term notes of consolidated subsidiaries, due 2016 to 2047 in 2016 and due 2017 to 2046 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.05% and of 2.12% per annum, respectively	6,409,141	6,923,511
Unsecured notes of parent company, due 2016 to 2024 in 2016 and due 2017 to 2036 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 1.43% and of 1.35% per annum, respectively	350,000	370,000
Unsecured notes of consolidated subsidiaries, due 2016 to 2031 in 2016 and due 2017 to 2032 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.30% and of 2.17% per annum, respectively	1,467,199	1,430,022
Secured notes of consolidated subsidiaries, due 2016 to 2019 in 2016 and due 2017 to 2020 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 8.58% and of 8.14% per annum, respectively	34,000	57,036
Long-term capital lease obligations, due 2016 to 2035 in 2016 and due 2017 to 2035 in 2017 with interest ranging from 0.23% to 14.73% per annum in 2016 and from 0.37% to 14.73% per annum in 2017	21,502	22,249

	13,595,019	14,202,045
Less - Current portion due within one year	(3,822,954)	(4,290,449)

	9,772,065	9,911,596

As of March 31, 2017, approximately 51%, 11%, 10%, 9% and 19% of long-term debt are denominated in U.S. dollars, Japanese yen, Australian dollars, euros and other currencies, respectively.

As of March 31, 2017, property, plant and equipment with a book value of ¥599,907 million and other assets aggregating ¥2,175,526 million were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2018	4,290,449
2019	2,861,129
2020	2,658,721
2021	1,711,573
2022	1,581,938

Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2017, Toyota has not received any significant requests from these banks.

As of March 31, 2017, Toyota has unused long-term lines of credit amounting to ¥7,197,426 million.

Interest expense during the years ended March 31, 2015, 2016 and 2017 were ¥347,030 million, ¥377,310 million and ¥352,691 million, respectively. Interest expense related to the financial services business is included in “Cost of financing operations” in the accompanying consolidated statements of income.